Earnings/(Losses) Per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basic earnings/(losses) per share
Weighted average number of outstanding ordinary shares in issue	846,928,863	849,283,553
Net income/(loss) attributable to the Company (US$'000)	$ 168,551	$ (162,861)
Basic earnings/(losses) per share attributable to the Company (US$ per share)	$ 0.20	$ (0.19)